                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 1999

 Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:     UNITRIN, INC.
 Address:  One East Wacker Drive
           Chicago, IL 60601

 Form 13F File Number:  28-2715

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Richard Roeske
 Title:    Principal Accounting Officer
 Phone:    (312) 661-4600

 Signature, Place, and Date of Signing:

  /S/ Richard Roeske            Chicago, IL                August 11, 1999

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
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                      Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:       2

 Form 13F Information Table Entry Total:  35

 Form 13F Information Table Value Total: $2,126,426
                                          (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number        Name

      1.        28-121                     Trinity Universal Insurance Company
      2.        28-117                     United Insurance Company of America
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                          FORM 13F INFORMATION TABLE
                            AS OF DATE: 06/30/1999


                                                              VALUE    SHARES/    SH/ INVSTMT   OTHER              VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT    PRN DSCRETN  MANAGERS     SOLE     SHARED  NONE
BAKER HUGHES INC.                 COM             057224107  169,666   5,064,649  SH  SOLE                5,064,649
CURTISS-WRIGHT CORP.              COM             231561101  170,366   4,382,400  SH  SOLE                4,382,400
GOLDMAN SACHS                     COM             38141G104      361       5,000  SH  SOLE                    5,000
LITTON INDUSTRIES INC.            COM             538021106  131,952   1,827,893  SH  SOLE                1,827,893
ALLEGHENY ENERGY INC.             COM             017361106    5,707     178,000  SH  DEFINED     1         178,000
ASSOCIATES FIRST CAP CORP         CL A            046008108      601      13,628  SH  DEFINED     1          13,628
BAKER HUGHES INC.                 COM             057224107  542,110  16,182,382  SH  DEFINED     1      16,182,382
FORD MOTOR COMPANY                COM             345370100    1,467      26,000  SH  DEFINED     1          26,000
LITTON INDUSTRIES INC.            COM             538021106  364,743   5,052,686  SH  DEFINED     1       5,052,686
UNOVA, INC.                       COM             91529B106   90,669   5,711,449  SH  DEFINED     1       5,711,449
ALLEGHENY ENERGY INC.             COM             017361106    7,118     222,000  SH  DEFINED     2         222,000
ASSOCIATES FIRST CAP CORP         CL A            046008108    3,689      83,604  SH  DEFINED     2          83,604
BARCLAYS BK PLC                   AM DEP NT RCPT  06738C836    3,995     159,000  SH  DEFINED     2         159,000
ENRON CORP.                       COM             293561106   14,813     181,200  SH  DEFINED     2         181,200
FORD MOTOR COMPANY                COM             345370100    9,002     159,500  SH  DEFINED     2         159,500
HARTFORD FINANCIAL SERVICES GROUP COM             416515104   28,352     486,200  SH  DEFINED     2         486,200
ITT INDUSTRIES INC.               COM             450911102    9,268     243,100  SH  DEFINED     2         243,100
LITTON INDUSTRIES INC.            COM             538021106  393,496   5,450,988  SH  DEFINED     2       5,450,988
UNOVA, INC.                       COM             91529B106   86,534   5,450,988  SH  DEFINED     2       5,450,988
AT&T CORP.                        COM             001957109    1,373      24,608  SH  DEFINED                24,608
ALLEGHENY ENERGY INC.             COM             017361106    1,411      44,000  SH  DEFINED                44,000
AMERICAN ELECTRIC POWER INC.      COM             025537101      200       5,334  SH  DEFINED                 5,334
ASSOCIATES FIRST CAP CORP         CL A            046008108      694      15,724  SH  DEFINED                15,724
BAKER HUGHES INC.                 COM             057224107   24,758     739,030  SH  DEFINED               739,030
DELPHI AUTOMOTIVE SYS CORP        COM             247126105      259      13,978  SH  DEFINED                13,978
FORD MOTOR COMPANY                COM             345370100    1,693      30,000  SH  DEFINED                30,000
GENERAL ELECTRIC COMPANY          COM             369604103    1,808      16,000  SH  DEFINED                16,000
GENERAL MOTORS CORPORATION        COM             370442105    1,320      20,000  SH  DEFINED                20,000
LIBERTY ALLSTAR EQUITY FUND       SH BEN INT      530158104    2,203     160,183  SH  DEFINED               160,183
LITTON INDUSTRIES INC.            COM             538021106   23,548     326,197  SH  DEFINED               326,197
LUCENT TECHNOLOGY INC.            COM             549463107    1,434      21,264  SH  DEFINED                21,264
MISSISSIPPI VY BANCSHARES INC     COM             605720101    1,198      36,159  SH  DEFINED                36,159
SOUTHERN COMPANY                  COM             842587107      530      20,000  SH  DEFINED                20,000
TENFOLD CORP.                     COM             88033A103    6,350     200,000  SH  DEFINED               200,000
UNOVA, INC.                       COM             91529B106   23,738   1,495,327  SH  DEFINED             1,495,327